UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Consolidated Quarterly Holdings Report
for

Fidelity® Global Strategies Fund

February 29, 2016

DYS-QTLY-0416
1.852678.108

Consolidated Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.3% 5/19/16 (a) (Cost $159,896)	$160,000	$159,896
	Shares	Value

Equity Funds - 57.2%
Diversified Emerging Markets Funds - 5.9%
Fidelity Emerging Markets Fund (b)	274,224	5,522,874
Fidelity Pacific Basin Fund (b)	200,683	4,930,785

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,453,659

Europe Stock Funds - 8.1%
Fidelity Europe Fund (b)	273,070	9,041,339
Global X Uranium ETF (c)	136,800	1,722,312
iShares MSCI Germany Index ETF	77,800	1,818,964
iShares MSCI Poland Capped ETF (c)	101,800	1,773,356

TOTAL EUROPE STOCK FUNDS		14,355,971

Foreign Large Blend Funds - 1.1%
iShares MSCI EAFE Index ETF	35,276	1,890,794
Foreign Large Growth Funds - 5.9%
Fidelity International Capital Appreciation Fund (b)	670,709	10,429,523
Japan Stock Funds - 3.9%
Fidelity Japan Smaller Companies Fund (b)	395,113	5,290,567
WisdomTree Japan Hedged Equity ETF	40,600	1,689,772

TOTAL JAPAN STOCK FUNDS		6,980,339

Large Growth Funds - 9.0%
Fidelity Capital Appreciation Fund (b)	186,653	5,579,059
Fidelity OTC Portfolio (b)	99,237	7,058,720
PowerShares DWA Developed Markets Momentum Portfolio ETF	159,600	3,485,664

TOTAL LARGE GROWTH FUNDS		16,123,443

Large Value Funds - 7.5%
Fidelity Value Discovery Fund (b)	336,427	7,418,220
Fidelity Value Strategies Fund (b)	156,411	5,957,688

TOTAL LARGE VALUE FUNDS		13,375,908

Mid-Cap Growth Funds - 3.9%
Fidelity Mid-Cap Stock Fund (b)	226,668	7,004,026
Pacific Asia ex-Japan Stock Funds - 1.5%
Market Vectors Vietnam ETF (c)	194,800	2,719,408
Sector Funds - Communications - 0.1%
SPDR S&P Telecom ETF (c)	4,300	235,115
Sector Funds - Consumer Cyclical - 1.3%
Consumer Discretionary Select Sector SPDR ETF (c)	30,000	2,233,200
Sector Funds - Energy - 2.0%
Energy Select Sector SPDR ETF (c)	18,600	1,053,876
SPDR Oil & Gas Equipment & Services ETF (c)	165,900	2,491,818

TOTAL SECTOR FUNDS - ENERGY		3,545,694

Sector Funds - Financial - 1.1%
Financial Select Sector SPDR ETF	96,000	2,024,640
Sector Funds - Industrials - 0.8%
Industrial Select Sector SPDR ETF	26,900	1,402,028
Sector Funds - Natural Resources - 0.4%
Materials Select Sector SPDR ETF	14,900	622,820
Sector Funds - Technology - 2.0%
Technology Select Sector SPDR ETF	87,800	3,597,166
Small Blend Funds - 2.7%
Fidelity Event Driven Opportunities Fund (b)	456,194	4,739,859
TOTAL EQUITY FUNDS
(Cost $113,876,399)		101,733,593

Fixed-Income Funds - 33.3%
Emerging Markets Bond Funds - 0.6%
Market Vectors Emerging Markets Local Currency Bond ETF (c)	57,600	989,568
Intermediate Government Funds - 16.7%
iShares 3-7 Year Treasury Bond ETF (c)	236,400	29,729,664
Intermediate-Term Bond Funds - 2.3%
PIMCO Dynamic Credit Income Fund	240,000	4,080,000
Long Government Bond Funds - 9.9%
iShares 10-20 Year Treasury Bond ETF (c)	50,600	7,161,924
iShares 20+ Year Treasury Bond ETF	78,900	10,334,322

TOTAL LONG GOVERNMENT BOND FUNDS		17,496,246

Sector Funds - Real Estate - 2.6%
Fidelity Real Estate Income Fund (b)	413,304	4,583,546
World Bond Funds - 1.2%
SPDR Barclays Capital International Treasury Bond ETF (c)(d)	40,900	2,187,741
TOTAL FIXED-INCOME FUNDS
(Cost $57,427,738)		59,066,765

Other - 7.2%
Commodity Funds - Energy - 0.3%
United States Oil Fund LP ETF (d)	68,800	619,200
Currency Funds - 2.7%
CurrencyShares Euro Trust ETF (c)(d)	44,500	4,733,465
Exchange - Traded Notes - Agriculture - 2.7%
iPath Bloomberg Grains Total Return Sub-Index ETN (issued by Barclays Bank PLC, maturity date 10/22/37) (d)	160,566	4,765,599
Exchange - Traded Notes - Energy - 1.5%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	104,000	2,600,000
TOTAL OTHER
(Cost $13,191,391)		12,718,264

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.40% (e)	49,932	49,932
Fidelity Institutional Money Market Portfolio Institutional Class 0.39% (b)(f)	188,313	188,313
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(g)	14,819,850	14,819,850
TOTAL MONEY MARKET FUNDS
(Cost $15,058,095)		15,058,095
	Maturity Amount	Value

Cash Equivalents - 2.1%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Treasury Obligations) #
(Cost $3,673,000)	3,673,041	3,673,000
TOTAL INVESTMENT PORTFOLIO - 108.4%
(Cost $203,386,519)		192,409,613
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(14,940,632)
NET ASSETS - 100%		$177,468,981

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
18 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	$3,324,905	$340,930

The face value of futures purchased as a percentage of Net Assets is 1.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

ETN – Exchange-Traded Note

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,896.

 (b) Affiliated Fund

 (c) Security or a portion of the security is on loan at period end.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$368
Fidelity Securities Lending Cash Central Fund	268,225
Total	$268,593

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$7,238,716	$811,579	$900,000	$50,308	$5,579,059
Fidelity Emerging Markets Fund	6,778,036	30,015	--	30,015	5,522,874
Fidelity Europe Fund	13,852,184	185,963	3,000,000	136,501	9,041,339
Fidelity Event Driven Opportunities Fund	6,718,969	60,269	1,500,000	31,540	4,739,859
Fidelity Institutional Money Market Portfolio Institutional Class 0.39%	188,009	304	--	303	188,313
Fidelity International Capital Appreciation Fund	14,636,162	201,231	3,000,000	53,403	10,429,523
Fidelity Japan Smaller Companies Fund	5,371,542	77,126	--	35,447	5,290,567
Fidelity Mid-Cap Stock Fund	8,067,395	965,309	--	46,379	7,004,026
Fidelity New Markets Income Fund	4,969,815	128,186	4,823,758	136,471	--
Fidelity OTC Portfolio	8,998,507	477,541	900,000	--	7,058,720
Fidelity Pacific Basin Fund	5,553,235	250,908	--	69,176	4,930,785
Fidelity Real Estate Income Fund	4,641,168	243,852	--	187,292	4,583,546
Fidelity Value Discovery Fund	8,215,015	257,103	--	153,287	7,418,220
Fidelity Value Strategies Fund	8,141,265	92,003	900,000	90,420	5,957,688
Total	$103,370,018	$3,781,389	$15,023,758	$1,020,542	$77,744,519

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$21,590	$7,443,000	$2,470,000	$4,818,416
Total	$21,590	$7,443,000	$2,470,000	$4,818,416

The Fund may invest in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of February 29, 2016, the Fund held $4,818,416 in the Subsidiary, representing 2.7% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$101,733,593	$101,733,593	$--	$--
Fixed-Income Funds	59,066,765	59,066,765	--	--
Other	12,718,264	12,718,264	--	--
Money Market Funds	15,058,095	15,058,095	--	--
Cash Equivalents	3,673,000	--	3,673,000	--
Other Short-Term Investments	159,896	--	159,896	--
Total Investments in Securities:	$192,409,613	$188,576,717	$3,832,896	$--
Derivative Instruments:
Assets
Futures Contracts	$340,930	$340,930	$--	$--
Total Assets	$340,930	$340,930	$--	$--
Total Derivative Instruments:	$340,930	$340,930	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$3,673,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$3,673,000
$3,673,000

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $204,861,677. Net unrealized depreciation aggregated $12,449,181, of which $4,294,988 related to appreciated investment securities and $16,744,169 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016